Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
15. Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	30,261	36,094
Interest of lease liabilities	1,695	5,087
Expenses for short-term leases within 12 months	5,911	5,461

Total lease cost	37,867	46,642

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	36,066	40,837

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Operating leases	3.30 years	5.31 years
Weighted-average discount rate
Operating leases	4.75%	4.84%

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Beginning balance	54,968	49,138
Recognition of additional leasing contract	24,431	179,384
Amortization of right of use assets	(30,261)	(36,094)

Ending balance	49,138	192,428

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Beginning balance	43,296	33,356
Recognition of additional leasing contract	24,431	179,384
Interest of lease liabilities	1,695	5,087
Leasing payment	(36,066)	(40,837)

Ending balance	33,356	176,990

(f) The following table sets forth the maturities of lease liabilities:

As of
December 31, 2022
RMB
2023	44,083
2024	35,475
2025	37,446
2026	38,414
2027	34,502
2028	16,976

Total undiscounted lease payments	206,896
Less: Imputed interest	(29,906)

Total lease liabilities	176,990